GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets
Assets	$ 242,634	$ 201,468
Accumulated Amortization	(67,439)	(57,576)
Net Value	175,195	143,892
Non-compete agreements
Finite-Lived Intangible Assets
Assets	9,886	12,577
Accumulated Amortization	(5,966)	(7,109)
Net Value	3,920	5,468
Customer relationships
Finite-Lived Intangible Assets
Assets	171,029	139,112
Accumulated Amortization	(43,403)	(34,646)
Net Value	127,626	104,466
Licensing agreements
Finite-Lived Intangible Assets
Assets		4,589
Accumulated Amortization		(4,589)
Patents
Finite-Lived Intangible Assets
Assets	1,622	1,976
Accumulated Amortization	(898)	(1,104)
Net Value	724	872
Technology
Finite-Lived Intangible Assets
Assets	12,600	2,600
Accumulated Amortization	(2,173)	(875)
Net Value	10,427	1,725
Tradename
Finite-Lived Intangible Assets
Assets	39,831	38,826
Accumulated Amortization	(12,320)	(8,393)
Net Value	27,511	30,433
Software
Finite-Lived Intangible Assets
Assets	7,666	1,788
Accumulated Amortization	(2,679)	(860)
Net Value	$ 4,987	$ 928